Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Commitments And Contingent Liabilities [Abstract]
Contingencies and Commitments
(32)	Contingencies and Commitments-
Liabilities for loss contingencies are recorded when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation cannot be made, qualitative disclosure is provided in the notes to the consolidated financial statements. Contingent revenues, earnings or assets are not recognized until realization is assured.
As of December 31, 2025, the Group has the following significant contingencies and commitments:
Contingencies:

a.
There are labor lawsuits in process for approximately $18.0 million. This amount represents the plaintiffs’ expectation, without considering backdated salaries that might be accrued in the event that the court sentences do not favor the Group. The Group has reserved an amount of $9.0 million, which is considered sufficient to cover possible outflows.

b.
On January 26, 2024, the U.S. Department of Transportation (“DOT”) issued a tentative Order to Show Cause (the “Initial Order”) to Delta and Aeroméxico, proposing to tentatively terminate the antitrust immunity (“ATI”) granted to their Joint Cooperation Agreement (“JCA”) effective October 26, 2024. Rather than evaluating potential consumer and competitive benefits of renewing the ATI and balancing them against potential harms, the Initial Order alleged that actions taken by the Mexican Government — specifically, the relocation of all-cargo
operations to the Aeropuerto Internacional Felipe Ángeles (“AIFA”) and capacity reductions at the Aeropuerto Internacional de la Ciudad de México (“AICM”) — constituted breaches of the USA –Mexico Air Transport Agreement and precluded the DOT from granting ATI to the JCA. Delta and Aeroméxico filed joint objections to the Initial Order on February 23, 2024.

On July
19
, 2025, the DOT issued a new Supplemental Order to Show Cause (the “Supplemental Order”), once again proposing to terminate the ATI granted to the JCA, this time effective October 25, 2025. The Supplemental Order reiterates the DOT’s concerns regarding the Mexican Government’s actions related to the relocation of all-cargo
operations and slot management at AICM, asserting that these measures are inconsistent with the obligations under the bilateral Air Transport Agreement and preclude the existence of a fully liberalized Open Skies environment necessary for ATI.
On September 15, 2025, the DOT issued a Final Order (the “Final Order”) terminating the ATI of the JCA, effective January 1, 2026. The Final Order directs the parties to wind down certain joint operations covered by the ATI by January 1, 2026—such as price coordination, schedule coordination, and revenue sharing—while we may still retain arm’s-length
cooperation in code sharing, frequent flyer program reciprocity and other joint marketing activities.

On October 9, 2025, Delta and Aeroméxico jointly filed a petition for review before the United States Court of Appeals for the Eleventh Circuit in Atlanta, Georgia (the “Eleventh Circuit”), challenging September 15, 2025 DOT’s Final Order, which terminated the approval and antitrust immunity previously granted to the JCA between both airlines.
On October 10, 2025, Aeroméxico filed with the DOT a request for stay of such Final Order, seeking that the Department suspend the effectiveness of the Final Order pending completion of the judicial review process. The DOT denied the stay request on October 24, 2025. Subsequently, Delta and Aeroméxico filed a motion before the Eleventh Circuit requesting a judicial stay of the Final Order pending review. On November 3, 2025, the DOT filed its opposition to the motion, and on November 7, 2025, Aeroméxico submitted its reply to the DOT’s objections. On November 12, 2025, the Eleventh Circuit granted Delta’s and Aeroméxico’s motion to stay the Final Order pending resolution of their petition for review. As such, ATI of the JCA did not terminate on January 1, 2026, and as of the date of these financial statements remains in place. On December 29, 2025, Delta and Aeroméxico filed their opening brief before the Eleventh Circuit in connection with the judicial review of the DOT’s Final Order.
On October 28, 2025, the DOT issued additional orders in connection with its ongoing review of aviation relations between the United States and Mexico. One of these orders disapproved certain existing and proposed scheduled services of Mexican air carriers to the United States. In addition, the DOT issued a tentative order proposing to restrict the transportation of cargo on combination passenger services between Mexico City and the United States, which is subject to further administrative proceedings and would not become effective unless and until a final order is issued. On March 27, 2026, the DOT moved to expedite the appeal and requested that oral argument be scheduled at the earliest available date, and on April 1, 2026, the Eleventh Circuit granted that motion. On April 15, 2026, the Eleventh Circuit set the case for oral argument on June 23, 2026. Accordingly, there remains uncertainty as to whether, and to what extent, the JCA will be permitted to continue. The Group is currently analyzing the potential operational and financial impacts of these regulatory actions; as of the date of these consolidated financial statements, no impacts have been determined.

c.
Additionally, the Group has lawsuits and claims (filed by the Group and against it) arising during the normal course of its operations. The Group with the support of its legal advisors considers that the final result of these matters will not have a significant adverse effect on its financial position and results.

Commitments:

a.	The financial commitments related to leases and financial debt, are disclosed in Notes 15 and 21.

b.
The Group has entered into agreements for services (in addition to those expressly disclosed in this Note), materials and accessories, of which the most important are those related to fuel. The amounts are limited to those specified in the purchase orders.

In addition the Group also has various service contracts with regard to maintenance service for its fleet.

c.	In view of the fact that the Group participates in the “Sky Team” (“alliance”), it is required to operate on the basis of the respective contract, particularly as concerns:

I.	Compliance with the alliance requirements, which include among others the accomplishment with security, service and trademark standards, access to frequent passenger rewards programs, etc;

II.	Compliance with the operating conditions to which participants are subject; participants must periodically submit accounts to the “alliance” and undergo inspection;

III.	Making proportional contributions to fund the alliance advertising budget and the annual operating budget.
The contract specifies a number of cases for early termination with no responsibility, such as insolvency and liquidation. Furthermore, the participants may be terminated in the event of noncompliance. Among the reasons for termination are the sale of assets and the Group being acquired by an airline outside the alliance. With the exception of termination by official mandate without responsibility for either of the parties, any other reasons attributable to the Group leading to withdrawal from the alliance would be subject to a conventional penalty payable by the Group equivalent to 10.5 million euros. The contract expired in June 21, 2020, and was renewed for subsequent five-year periods.

d.
In 2015, we entered into a Joint Cooperation Agreement (“JCA”) with Delta that has received antitrust immunity from U.S. and Mexican regulators. The JCA with Delta, and the antitrust immunity we have been granted by Department of Transportation (“DOT”) and Mexican regulators in connection therewith, is of strategic significance to the Group because it permits both companies to coordinate pricing, network and scheduling, among other commercial activities, on

Mexico-US

routes, ensuring that we are able to provide coherent and seamless service to our passengers.

DOT’s grant of antitrust immunity was effective as of May 5, 2017 and was limited to five years’ duration. The JCA is subject to periodic reviews by government authorities including, for example, a pending review by the DOT of a joint application by Delta and Grupo Aeroméxico to renew the DOT’s approval of, and grant of antitrust immunity to, the JCA following the expiration of the five-year term. The DOT approval and antitrust immunity grant remain in effect pending DOT action on the renewal application, for which there is no defined procedural timeline (see Contingency item b. within this same Note).
In addition, the Group has entered into shared code and frequent flyer agreements with other airlines.

e.	Fleet renewal.
The Group has the following agreements as of December 31, 2025:

(i)	During 2025, seventeen Boeing B737 MAX and one B787-9 were incorporated to the fleet.

(ii)
During the year 2025 the Group has been following on with the fleet renewal program. In 2025, the Group reconfirmed its operational lease commitments for three B737 MAX and two

B787-9

to be received in 2026.

(iii)	During the year 2025, the Group exercised extension rights of some Boeing B737-800 NG and Embraer E190.